RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Revenues
Power purchase and revenue agreements	$8	$9	$52	$22

Direct operating costs
Energy marketing fee & other services	(4)	(1)	(5)	(4)
	$(4)	$(1)	$(5)	$(4)
Interest expense
Borrowings	$(5)	$—	$(10)	$—
Contract balance accretion	(7)	(6)	$(15)	$(12)
	$(12)	$(6)	$(25)	$(12)

Other
Distribution income	$4	$—	$5	$—
Related party services	$6	$(1)	$6	$(2)

Management service costs	$(55)	$(65)	$(112)	$(141)

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2023	December 31, 2022
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$57	$54

Due from related parties
Amounts due from	Brookfield	155	105
	Equity-accounted investments and other	56	18
		211	123

Financial instrument assets	Brookfield	197	395

Non-current assets
Other long-term assets
Contract asset	Brookfield	330	341

Amounts due from	Brookfield	—	—
Amounts due from	Equity-accounted investments and other	135	128

Current liabilities
Contract liability	Brookfield	30	24

Financial instrument liabilities	Brookfield Reinsurance	10	3

Due to related parties
Amounts due to	Brookfield	236	166
	Equity-accounted investments and other	95	62
	Brookfield Reinsurance	309	321
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	42	38
		682	587

Non-recourse borrowings	Brookfield	10	18

Non-current liabilities
Financial instrument liabilities	Brookfield Reinsurance	15	3

Corporate borrowings	Brookfield Reinsurance	8	7

Non-recourse borrowings	Brookfield Reinsurance and associates	115	93
	Brookfield	923	1,750

Other long-term liabilities
Amounts due to	Equity-accounted investments, Brookfield Reinsurance and associates and other	1	1
Contract liability	Brookfield	670	662
		$671	$663
Equity
Preferred limited partners equity	Brookfield Reinsurance and associates	$12	$12